SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

LMP Real Estate Income Fund Inc.

55 Water Street

New York, New York 10041

(888) 777-0102

under the

Investment Company Act of 1940

Investment Company Act File No.  811-21098

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that, pursuant to permission granted by the Commission staff, it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption.

1.

Title of the class of securities of LMP Real Estate Income Fund Inc. (the “Fund”) to be redeemed:

Series M Taxable Auction Rate Preferred Shares, liquidation preference $25,000 per share (CUSIP # 50208C207)(the “Shares”).

2.

The date on which the securities are to be called or redeemed:

The Shares will be redeemed on August 26, 2008 (“Redemption Date”).

3.

The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 3(a)(i) of the Fund’s Articles Supplementary Creating and Fixing the Rights of the Series M Taxable Rate Preferred Shares.

4.

The principal amount or number of shares to be redeemed:

The Fund will redeem all of the 3,800 Shares outstanding at a total dollar amount redeemed of $95 million.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on it behalf by the undersigned on this 11th day of August, 2008.

LMP REAL ESTATE INCOME FUND INC.

By:

/s/ R. Jay Gerken
Name:

R. Jay Gerken

Title:

President and Chief Executive Officer